UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------

Check here if Amendment [  ];  Amendment Number:
                                                ------------------

  This Amendment (Check only one.)          [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
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             McLean, VA 22102
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Form 13F File Number:  28- 11828
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The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
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Title:     Managing Member
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Phone:     703-269-3400
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Signature, Place, and Date of Signing:

Robert Bryan Jacoboski               McLean, VA                February 14, 2008
------------------------           ---------------             -----------------
     [Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[ X ]     13F Holdings Report.   (Check here if all holdings of this reporting
          manager are reported in this report.)

[   ]     13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[   ]     13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ONE
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Form 13F Information Table Entry Total:     24
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Form 13F Information Table Value Total:     257,532
                                            -----------------
                                            (thousands)



List of Other Included Managers:

         No. Form 13F      File Number          Name

            1              28-10324             Abingdon Capital Management Ltd.
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
Column 1                        Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                        ---------       --------  --------   --------      ----------   --------
                                                  Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer                  Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared   None
--------------                  --------------   --------   -------  -------  ---    ---------   ---------    -------  -------  ----

ALCATEL-LUCENT                  SPONSORED ADR  013904305    13246     1809570 SH      DEFINED         1    1,809,570
ALLIANCE ONE INTL INC           COM            018772103     1641      403080 SH      DEFINED         1      403,080
ATLAS PIPELINE PARTNERS         UNIT LP INT    049392103      257        6000 SH      DEFINED         1        6,000
AVIS BUDGET GROUP INC           COM            053774105    18403     1415640 SH      DEFINED         1    1,415,640
COUNTRYWIDE FINANCIAL CORP      COM            222372104    14195     1587810 SH      DEFINED         1    1,587,810
DELTA AIR LINES INC             COM NEW        247361702    11935      801520 SH      DEFINED         1      801,520
DOLLAR THRIFTY AUTOMOTIVE GROUP COM            256743105    14248      601700 SH      DEFINED         1      601,700
FIDELITY NATL INFORMATION SV    COM            31620M106    17165      412720 SH      DEFINED         1      412,720
GEVITY HR INC                   COM            374393106     1493      194190 SH      DEFINED         1      194,190
KINGSWAY FINANCIAL SERVICES     COM            496904103     8685      722520 SH      DEFINED         1      722,520
KOHL'S CORP                     COM            500255104    10642      232350 SH      DEFINED         1      232,350
LANDAMERICA FINANCIAL GROUP CM  COM            514936103    18345      548430 SH      DEFINED         1      548,430
LINN ENERGY                     UNIT LTD LIAB  536020100      719       28720 SH      DEFINED         1       28,720
PILGRIMS PRIDE CORPORATION      COM            721467108    10870      375470 SH      DEFINED         1      375,470
SLM CORP                        COM            78442P106    24581     1220520 SH      DEFINED         1    1,220,520
TRANSWITCH CORP                 COM            894065101     1844     2095000 SH      DEFINED         1    2,095,000
TRIARC COS INC                  CL B SER 1     895927309     1502      171460 SH      DEFINED         1      171,460
UAL CORPORATION                 COM NEW        902549807    12026      337250 SH      DEFINED         1      337,250
URS CORP                        COM            903236107     6901      127029 SH      DEFINED         1      127,029
US AIRWAYS GROUP INC            COM            90341w108    16308     1108620 SH      DEFINED         1           95
VIRGIN MEDIA INC                COM            92769l101    21049     1228070 SH      DEFINED         1    1,228,070
WASHINGTON MUTUAL INC           COM            939322103    13231      972130 SH      DEFINED         1      972,130
WET SEAL INC                    CL A           961840105     9855     4229440 SH      DEFINED         1    4,229,440
YAHOO INC                       COM            984332106     8391      360740 SH      DEFINED         1      360,740

                                ----------------------------------
                                TOTAL MARKET VALUE        257,532
                                ----------------------------------
